Warrants - Schedule of Black-Scholes Model to Value Warrants (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Weighted average fair value of warrants (in Dollars per share)	$ 0.1
Expected term [Member] | Minimum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	2
Expected term [Member] | Maximum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	5
Expected average volatility [Member] | Minimum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	241
Expected average volatility [Member] | Maximum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	338
Expected dividend yield [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant
Risk-free interest rate [Member] | Minimum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	4.13
Risk-free interest rate [Member] | Maximum [Member]
Schedule of Black-Scholes Model to Value Warrants [Line Items]
Measurement Input warrant	4.43